Related Parties (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Parties [Abstract]
Schedule of Transactions with Key Management Personnel

(a) Transactions with key management personnel

	2026 A$	2025 A$

Short-term benefits	2,365,213	541,670

Post-employment benefits	4,992	2,682

Share based payments	10,330,689	1,068,538

Termination benefits	-	-

Total remuneration	12,700,894	1,612,890

(a) Transactions with key management personnel

	2025 $	2024 $
Short-term benefits	541,670	245,593

Post-employment benefits	2,682	12,218

Share based payments	1,068,538	1,250,393

Total remuneration	1,612,890	1,508,204

Schedule of Other Transactions with Key Management Personnel

Other transactions with key management personnel during the year were as follows:

Related party	Relationship to Key Management Personnel/Director	Services Provided	2026 $	2025 $
Consult4nts Pty Ltd[1]	A business of which A Zaetz is a Director	Metallurgical services	320,441	-
M Rogatsky[2]	Direct	Purchase of Asset	-	25,000
Constr Supply LLC[3]	A business controlled by the spouse of M Rogatsky	Exploration support services	1,644,064	-

1.	The total amount of fees due to Consult4nts as at 30 June 2026 for Metallurgical Services was $25,833.
2.	During the previous year the Allegra project was sold to M Rogatsky
3.	The total amount of fees due to Constr Supply LLC as at 30 June 2026 was $106,439

Transactions with key management personnel representing balances are unsecured.

Related Party	Relationship to Key Management Personnel/Director	Services Provided	2025 $	2024 $
Magill Consulting	A business of which D Chessell is a Director	Consulting Fees	-	29,167
Magill Consulting	A business of which D Chessell is a Director	Vehicle hire / Sale of Motor Vehicle	-	11,464
Kopias Consulting[1]	A business of which J Kopias is a Director	Consulting Fees	110,019	83,581
Consult4ants Pty Ltd[2]	A business of which A Zaetz is a Director	Consulting Fees	350,000	350,000
S Alsagoff[3]	Direct	Director fees	23,318	10,592
M Rogatsky[4]		Purchase of Asset	25,000	-

1.	The total amount of fees due to Kopias Consulting as at 30 June 2025 was $18,525.
2.	The total amount of fees due to Consult4ants Pty Ltd as at 30 June 2025 was $38,412.
3.	The total amount of fees due to S Alsagoff as at 30 June 2025 was $592.
4.	During the year the Allegra project has been sold to M Rogatsky. There is no outstanding amount as at 30 June 2025.